Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 11, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 11, 2013
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Supplement -- [Text Block]	jhf_SupplementTextBlock_04
John Hancock Mutual Funds
Supplement dated April 1, 2013 to the current Prospectus

Retirement Living Portfolios 2010 — 2050

Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Mutual Funds
Supplement dated April 1, 2013 to the current Prospectus

Retirement Choices Portfolios 2010 — 2050

Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Living through 2010 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Living through 2015 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Living through 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Living through 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Living through 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Living through 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Living through 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Living through 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Living through 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return through the fund's target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Choices at 2010 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Choices at 2015 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Choices at 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Choices at 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Choices at 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Choices at 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Choices at 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Choices at 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

John Hancock Funds II - (Retirement Living Portfolios & Retirement Choices Portfolios - 2010-2050) - Class 1 | Retirement Choices at 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective Heading - Supplement [Text Block]	jhf_SupplementTextBlock	Effective April 1, 2013, the Fund's Investment Objective is revised and restated as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek high total return until the fund's target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.